Trade And Unbilled Receivables And Contract Assets, Net - Schedule of trade and unbilled receivables, net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and unbilled receivables	$ 1,168,258	$ 1,191,195
Contract assets	1,610,510	1,343,365
Current period provision for expected credit loss	8,644	14,998
Trade and unbilled receivables and contract assets, net	2,770,124	2,519,562
Israeli Ministry Of Defense
Accounts, Notes, Loans and Financing Receivable [Line Items]
Short and long-term trade and unbilled receivables	916,537	899,442
Affiliated companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and unbilled receivables	$ 55,019	$ 62,915